Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Business Combination
The following table reconciles the elements of the Business Combination to the net proceeds from Reverse Recapitalization with FCAC, as set forth in the Consolidated Statement of Cash Flows for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash received from Private Placement financing	$425,600
Cash paid to Legacy Sharecare stockholders	(91,698)
Cash received from FCAC trust and cash on hand, net of redemptions	146,363
Cash paid for issuance costs and advisory fees	(54,025)

Net proceeds from Reverse Recapitalization with FCAC	$426,240

The following table reconciles the number of shares of common stock of FCAC to common stock of the Company immediately following the consummation of the Business Combination, as reflected on the Consolidated Statement of Redeemable Noncontrolling Interest, Redeemable Convertible Preferred Stock, and Stockholders’ Equity (Deficit) (share numbers are not in thousands):

Recapitalization
Common stock, outstanding prior to Business Combination	34,500,000
FCAC Sponsor shares	5,627,250
Earnout Shares	3,213,000

Common stock of FCAC	43,340,250
Less: redemption of FCAC shares	(19,864,030)
Shares issued in Private Placement financing	42,560,000
Legacy Sharecare shares converted to common stock	271,051,959

Total shares of common stock immediately after Business Combination	337,088,179